DEPOSITS FROM BANKS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Demand deposits	R$ 1,419,303	R$ 1,503,278
Interbank deposits	3,008,439	2,354,799
Securities sold under agreements to repurchase	283,049,765	272,404,788
Borrowings	46,769,666	22,809,333
Onlending	27,571,137	24,350,585
Total	R$ 361,818,310	R$ 323,422,783